UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Banks - 2.7%
341	Itau Unibanco Banco Multiplo S.A. ADR	$6,551
144	M&T Bank Corp.	12,510
1,915	Regions Financial Corp.	12,622
		31,683
	Capital Goods - 3.4%
74	Flowserve Corp.	8,507
185	Fluor Corp.	11,113
214	Navistar International Corp. ●	8,664
194	Pall Corp.	11,593
		39,877
	Commercial & Professional Services - 0.5%
58	IHS, Inc. ●	5,391

	Consumer Durables & Apparel - 6.0%
134	Coach, Inc.	10,390
375	D.R. Horton, Inc.	5,682
157	Deckers Outdoor Corp. ●	9,886
442	Hanesbrands, Inc. ●	13,061
297	Jarden Corp.	11,934
235	Lennar Corp.	6,399
136	PVH Corp.	12,150
		69,502
	Consumer Services - 2.9%
—	Diamond Resorts LLC ⌂†	10,868
192	Las Vegas Sands Corp.	11,036
214	Starbucks Corp.	11,952
		33,856
	Diversified Financials - 1.7%
59	BlackRock, Inc.	12,028
530	Justice Holdings Ltd. ●	7,377
		19,405
	Energy - 11.3%
165	Anadarko Petroleum Corp.	12,894
109	Apache Corp.	10,941
441	Bumi plc ●	4,433
325	Cabot Oil & Gas Corp.	10,125
601	Chesapeake Energy Corp.	13,935
195	Cobalt International Energy ●	5,856
187	ENSCO International plc	9,908
99	EOG Resources, Inc.	11,042
691	Genel Energy plc ●	8,205
297	Newfield Exploration Co. ●	10,310
165	Peabody Energy Corp.	4,787
105	Pioneer Natural Resources Co.	11,719
163	Southwestern Energy Co. ●	4,982
219	Whiting Petroleum Corp. ●	11,903
		131,040
	Health Care Equipment & Services - 7.5%
302	Edwards Lifesciences Corp. ●	21,934
1,093	Hologic, Inc. ●	23,565
24	Intuitive Surgical, Inc. ●	12,742
124	McKesson Corp.	10,908
54	SXC Health Solutions Corp. ●	4,078
228	UnitedHealth Group, Inc.	13,444
		86,671
	Insurance - 1.2%
609	Progressive Corp.	14,109

	Materials - 1.6%
282	Ball Corp.	12,096
67	Methanex Corp. ADR	2,186
130	Molycorp, Inc. ●	4,386
1,089	Sino Forest Corp. Class A ⌂●†	375
		19,043
	Media - 2.4%
5,067	Sirius XM Radio, Inc. w/ Rights ●	11,705
382	Walt Disney Co.	16,721
		28,426
	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
382	Agilent Technologies, Inc.	17,021
198	Amylin Pharmaceuticals, Inc. ●	4,932
204	Auxilium Pharmaceuticals, Inc. ●	3,786
119	Biogen Idec, Inc. ●	14,978
183	Elan Corp. plc ADR ●	2,751
62	Waters Corp. ●	5,764
		49,232
	Real Estate - 0.9%
607	Host Hotels & Resorts, Inc.	9,974

	Retailing - 9.8%
148	Amazon.com, Inc. ●	30,020
104	Dufry Group	13,592
519	Lowe's Co., Inc.	16,287
36	Priceline.com, Inc. ●	25,564
456	TripAdvisor, Inc. ●	16,282
417	Urban Outfitters, Inc. ●	12,131
		113,876
	Semiconductors & Semiconductor Equipment - 3.4%
307	Broadcom Corp. Class A	12,068
614	Skyworks Solutions, Inc. ●	16,977
298	Xilinx, Inc.	10,861
		39,906
	Software & Services - 18.0%
929	Activision Blizzard, Inc.	11,909
1,436	Cadence Design Systems, Inc. ●	17,005
220	Cognizant Technology Solutions Corp. ●	16,928
674	eBay, Inc. ●	24,853
140	Equinix, Inc. ●	22,048
195	LinkedIn Corp. ●	19,922
832	Oracle Corp.	24,267
210	Red Hat, Inc. ●	12,597
126	Salesforce.com, Inc. ●	19,496
161	Teradata Corp. ●	10,945
393	Tibco Software, Inc. ●	12,000
328	VeriFone Systems, Inc. ●	16,987
		208,957
	Technology Hardware & Equipment - 18.6%
175	Apple, Inc. ●	105,087
1,421	Cisco Systems, Inc.	30,046
1,028	EMC Corp. ●	30,705
86	F5 Networks, Inc. ●	11,603
531	Juniper Networks, Inc. ●	12,138
412	Riverbed Technology, Inc. ●	11,562

1

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Technology Hardware & Equipment - 18.6% - (continued)
269	Trimble Navigation Ltd. ●		$14,625
			215,766
	Telecommunication Services - 0.5%
1,363	Hughes Telematics, Inc. ●		5,452

	Transportation - 2.1%
188	C.H. Robinson Worldwide, Inc.		12,319
262	Expeditors International of Washington, Inc.		12,199
			24,518
	Total common stocks
	(cost $966,043)		$1,146,684

	Total long-term investments
	(cost $966,043)		$1,146,684

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $5,658, collateralized by FHLB 4.91%, 2015, FHLMC 3.00% - 7.00%, 2025 - 2042, FNMA 1.38% - 6.50%, 2020 - 2044, GNMA 4.00% - 4.50%, 2039, value of $5,771)
$5,658	0.12%, 03/30/2012		$5,658
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $450, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $459)
450	0.15%, 03/30/2012		450
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $1,160, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $1,183)
1,160	0.10%, 03/30/2012		1,160
	TD Securities Joint TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $2,438, collateralized by FFCB 0.85% - 5.38%, 2012 - 2023, FHLB 0.06% - 5.50%, 2012 - 2014, FHLMC 0.09% - 6.00%, 2012 - 2036, FNMA 4.00% - 4.50%, 2025 - 2042, value of $2,487)
2,438	0.10%, 03/30/2012		2,438
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $20, collateralized by U.S. Treasury Note 4.00%, 2015, value of $20)
20	0.05%, 03/30/2012		20
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $2,888, collateralized by FHLMC 3.00% - 7.00%, 2020 - 2042, FNMA 3.50% - 6.50%, 2018 - 2051, value of $2,946)
2,888	0.15%, 03/30/2012		2,888
			12,614
	Total short-term investments
	(cost $12,614)		$12,614

	Total investments
	(cost $978,657) ▲	99.8%	$1,159,298
	Other assets and liabilities	0.2%	2,777
	Total net assets	100.0%	$1,162,075

2

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 4.8% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $980,208 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$230,111
Unrealized Depreciation	(51,021)
Net Unrealized Appreciation	$179,090

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $11,243, which represents 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	–	Diamond Resorts LLC	10,110
05/2011 - 07/2011	1,089	Sino Forest Corp. Class A	15,682

At March 31, 2012, the aggregate value of these securities was $11,243, which represents 1.0% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Citibank	Sell	$1,660	$1,660	04/04/2012	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,146,684	$1,117,416	$18,025	$11,243
Short-Term Investments	12,614	–	12,614	–
Total	$1,159,298	$1,117,416	$30,639	$11,243
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended March 31, 2012, investments valued at $8,339 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2012
Assets:
Common Stocks	$8,762	$—	$2,481	*	$—	$—	$—	$—	$—	$11,243
Total	$8,762	$—	$2,481		$—	$—	$—	$—	$—	$11,243

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $2,481.

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Automobiles & Components - 1.8%
6	Autoliv, Inc.	$421
5	Dorman Products, Inc. ●	240
11	Gentex Corp.	259
12	Lear Corp.	559
7	Thor Industries, Inc.	218
11	TRW Automotive Holdings Corp. ●	519
8	Visteon Corp. ●	440
		2,656
	Banks - 4.1%
11	Banner Corp.	249
28	BBCN Bancorp, Inc. ●	315
37	CapitalSource, Inc.	241
32	Capitol Federal Financial	374
8	Community Bank System, Inc.	227
10	East West Bancorp, Inc.	226
22	Enterprise Financial Services Corp. ●	262
22	Fifth Third Bancorp	308
1	First Citizens Bancshares Class A	210
26	Fulton Finance Corp.	272
86	Huntington Bancshares, Inc.	553
32	Keycorp	269
9	Lakeland Financial Corp.	226
8	MainSource Financial Group, Inc.	100
32	People's United Financial, Inc.	418
18	Provident Financial Services, Inc.	256
43	Regions Financial Corp.	286
30	Susquehanna Bancshares, Inc.	292
67	Trustco Bank Corp.	381
14	United Financial Bancorp, Inc.	215
28	Westfield Financial	225
		5,905
	Capital Goods - 8.1%
6	A.O. Smith Corp.	288
7	Actuant Corp. Class A	200
10	AGCO Corp. ●	476
9	Albany International Corp. Class A	201
3	American Science & Engineering, Inc.	174
6	AMETEK, Inc.	311
16	Ampco-Pittsburgh Corp.	322
9	Babcock & Wilcox Co. ●	229
8	Brady Corp. Class A	250
12	Briggs & Stratton Corp.	221
6	Chicago Bridge & Iron Co. N.V.	255
10	Colfax Corp. ●	345
19	DigitalGlobe, Inc. ●	258
6	Donaldson Co., Inc.	202
9	Dycom Industries, Inc. ●	213
23	Exelis, Inc.	289
46	Federal Signal Corp. ●	254
4	Fluor Corp.	213
3	Gardner Denver Machinery, Inc.	189
8	GATX Corp.	306
8	General Cable Corp. ●	221
37	Great Lakes Dredge & Dock Co.	266
28	Griffon Corp.	304
3	Hubbell, Inc. Class B	205
13	ITT Corp.	289
6	Kaydon Corp.	147
10	KBR, Inc.	350
31	Kratos Defense & Security ●	168
8	L.B. Foster Co. Class A	219
22	LSI Industries, Inc.	158
3	Nacco Industries, Inc. Class A	316
18	NCI Building Systems, Inc. ●	203
5	Nordson Corp.	256
32	Orion Marine Group, Inc. ●	235
10	Owens Corning, Inc. ●	363
3	Parker-Hannifin Corp.	254
6	Pentair, Inc.	295
14	Quanex Building Products Corp.	240
9	RSC Holdings, Inc. ●	203
9	Spirit Aerosystems Holdings, Inc. ●	208
77	Taser International, Inc. ●	334
4	Teledyne Technologies, Inc. ●	265
2	TransDigm Group, Inc. ●	266
6	United Rentals, Inc. ●	257
6	Wabco Holdings, Inc. ●	369
		11,587
	Commercial & Professional Services - 3.5%
14	Barrett Business Services	280
47	CBIZ, Inc. ●	298
9	Cintas Corp.	340
9	Copart, Inc. ●	245
5	Corporate Executive Board Co.	202
14	Covanta Holding Corp.	224
8	Deluxe Corp.	190
4	Dun & Bradstreet Corp.	305
8	Equifax, Inc. ●	356
17	Healthcare Services Group, Inc.	358
11	Insperity, Inc.	322
32	Kimball International, Inc.	218
7	McGrath RentCorp.	237
39	Metalico, Inc. ●	167
13	Robert Half International, Inc.	380
14	Rollins, Inc.	296
16	Standard Parking Corp. ●	334
6	Verisk Analytics, Inc. ●	296
		5,048
	Consumer Durables & Apparel - 3.4%
4	Blyth, Inc.	266
19	Crocs, Inc. ●	395
5	CSS Industries, Inc.	103
3	Fossil, Inc. ●	391
5	Garmin Ltd.	221
13	Jakks Pacific, Inc.	220
30	Jones (The) Group, Inc.	371
11	Leggett & Platt, Inc.	261
30	Liz Claiborne, Inc. ●	398
5	Oxford Industries, Inc.	269
6	Polaris Industries, Inc.	437
4	PVH Corp.	331
43	Quiksilver, Inc. ●	173
7	Sturm Ruger & Co., Inc.	356
3	Tempur-Pedic International, Inc. ●	262
9	True Religion Apparel, Inc. ●	241
4	Tupperware Brands Corp.	260
		4,955
	Consumer Services - 4.0%
5	American Public Education, Inc. ●	209
7	Apollo Group, Inc. Class A ●	259

1

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Consumer Services - 4.0% - (continued)
5	Bally Technologies, Inc. ●	$220
6	Bob Evans Farms, Inc.	230
24	Boyd Gaming Corp. ●	190
9	Brinker International, Inc.	256
6	Capella Education Co. ●	198
1	Chipotle Mexican Grill, Inc. ●	293
64	Corinthian Colleges, Inc. ●	264
4	Cracker Barrel Old Country Store, Inc.	234
16	H & R Block, Inc.	264
24	International Game Technology	401
8	ITT Educational Services, Inc. ●	543
4	Life Time Fitness, Inc. ●	207
24	Lincoln Educational Services Corp.	186
7	Marriott International, Inc. Class A	280
25	Multimedia Games Holding Co., Inc. ●	273
7	Papa John's International, Inc. ●	271
7	Red Robin Gourmet Burgers, Inc. ●	265
12	Regis Corp.	215
5	Wyndham Worldwide Corp.	237
2	Wynn Resorts Ltd.	237
		5,732
	Diversified Financials - 2.7%
3	Affiliated Managers Group, Inc. ●	313
16	Ares Capital Corp.	260
20	Calamos Asset Management, Inc.	266
13	CBOE Holdings, Inc.	381
7	Cohen & Steers, Inc.	210
7	Discover Financial Services, Inc.	240
7	Eaton Vance Corp.	209
7	Green Dot Corp. ●	196
8	Lazard Ltd.	231
11	MarketAxess Holdings, Inc.	392
8	MSCI, Inc. ●	287
8	Nasdaq OMX Group, Inc. ●	218
32	Netspend Holdings, Inc. ●	248
15	NGP Capital Resources Co.	97
5	Raymond James Financial, Inc.	197
10	Triangle Capital Corp.	199
		3,944
	Energy - 7.2%
11	Cabot Oil & Gas Corp.	330
30	Callon Petroleum Corp. ●	192
4	Cameron International Corp. ●	227
14	Cloud Peak Energy, Inc. ●	230
5	Core Laboratories N.V.	627
10	CVR Energy, Inc. ●	257
15	Delek U.S. Holdings, Inc.	234
4	Diamond Offshore Drilling, Inc.	238
6	Dresser-Rand Group, Inc. ●	300
8	El Paso Corp.	222
7	Energen Corp.	326
7	Energy XXI Bermuda Ltd. ●	249
15	Helix Energy Solutions Group, Inc. ●	258
4	Helmerich & Payne, Inc.	193
16	HollyFrontier Corp.	527
57	ION Geophysical Corp. ●	366
15	Matrix Service Co. ●	211
26	Newpark Resources, Inc. ●	215
8	Oceaneering International, Inc.	408
36	Parker Drilling Co. ●	216
8	Peabody Energy Corp.	222
5	Plains Exploration & Production Co. ●	222
7	REX American Resources Corp. ●	205
13	RigNet, Inc. ●	230
13	Spectra Energy Corp.	423
8	Stone Energy Corp. ●	237
10	Superior Energy Services, Inc. ●	274
6	Targa Resources Corp.	289
14	Tesoro Corp. ●	381
31	Vaalco Energy, Inc. ●	291
19	Valero Energy Corp.	499
10	W&T Offshore, Inc.	213
67	Warren Resources, Inc. ●	219
20	Western Refining, Inc.	381
11	World Fuel Services Corp.	431
		10,343
	Food & Staples Retailing - 0.5%
12	Chef's Warehouse ●	287
5	Ruddick Corp.	188
6	Village Super Market, Inc. Class A	204
		679
	Food, Beverage & Tobacco - 1.8%
8	Campbell Soup Co.	281
16	ConAgra Foods, Inc.	412
25	Constellation Brands, Inc. Class A ●	585
7	Monster Beverage Corp. ●	416
7	Post Holdings, Inc. ●	217
36	Smart Balance, Inc. ●	235
10	Smithfield Foods, Inc. ●	212
5	Universal Corp.	233
		2,591
	Health Care Equipment & Services - 6.6%
6	Amerigroup Corp. ●	384
22	AngioDynamics, Inc. ●	268
11	ArthroCare Corp. ●	309
8	CareFusion Corp. ●	202
7	Centene Corp. ●	338
6	CIGNA Corp.	305
13	Community Health Systems, Inc. ●	299
3	Computer Programs and Systems, Inc.	181
7	CONMED Corp.	201
13	Coventry Health Care, Inc.	452
25	CryoLife, Inc. ●	130
6	Cyberonics, Inc. ●	221
3	DaVita, Inc. ●	307
4	Haemonetics Corp. ●	254
10	Health Net, Inc. ●	385
8	Hill-Rom Holdings, Inc.	277
15	Hologic, Inc. ●	331
5	Humana, Inc.	416
8	Magellan Health Services, Inc. ●	410
9	Masimo Corp. ●	219
32	Merge Healthcare, Inc. ●	189
30	Metropolitan Health Networks ●	278
2	MWI Veterinary Supply, Inc. ●	202
24	Natus Medical, Inc. ●	282
10	Omnicare, Inc.	352
9	Patterson Cos., Inc.	301
10	PSS World Medical, Inc. ●	245
10	Resmed, Inc. ●	302

2

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Health Care Equipment & Services - 6.6% - (continued)
108	RTI Biologics, Inc. ●	$400
13	Triple-S Management Corp., Class B ●	296
6	Wellcare Health Plans, Inc. ●	403
4	Zimmer Holdings, Inc.	283
		9,422
	Household & Personal Products - 1.4%
10	Church & Dwight Co., Inc.	516
3	Energizer Holdings, Inc. ●	193
7	Herbalife Ltd.	482
4	Nu Skin Enterprises, Inc. Class A	237
20	Prestige Brands Holdings, Inc. ●	355
18	Schiff Nutrition International ●	224
		2,007
	Insurance - 3.5%
8	American Financial Group, Inc.	312
3	American National Insurance Co.	210
7	AmTrust Financial Services, Inc.	196
10	Arch Capital Group Ltd. ●	363
6	Arthur J. Gallagher & Co.	207
10	Aspen Insurance Holdings Ltd.	269
5	Assurant, Inc.	186
11	Axis Capital Holdings Ltd.	362
15	Brown & Brown, Inc.	350
3	Erie Indemnity Co.	219
33	Genworth Financial, Inc. ●	275
8	Marsh & McLennan Cos., Inc.	262
23	Meadowbrook Insurance Group, Inc.	217
10	Progressive Corp.	239
7	Reinsurance Group of America, Inc.	440
3	RLI Corp.	201
5	Safety Insurance Group, Inc.	198
5	Torchmark Corp.	254
8	Validus Holdings Ltd.	245
		5,005
	Materials - 6.2%
17	A.M. Castle & Co. ●	214
7	Airgas, Inc.	605
4	Albemarle Corp.	284
4	AptarGroup, Inc.	214
10	Ball Corp.	435
7	Bemis Co., Inc.	233
5	Cabot Corp.	222
7	Cliff's Natural Resources, Inc.	485
12	Coeur d'Alene Mines Corp. ●	275
11	Crown Holdings, Inc. ●	419
4	Cytec Industries, Inc.	268
5	Ecolab, Inc.	289
17	Flotek Industries, Inc. ●	203
2	FMC Corp.	254
41	Graphic Packaging Holding Co. ●	226
84	Hecla Mining Co.	389
20	Horsehead Holding Corp. ●	233
18	Huntsman Corp.	249
5	International Flavors & Fragrances, Inc.	297
6	International Paper Co.	211
4	Minerals Technologies, Inc.	262
18	Myers Industries	262
17	Noranda Aluminium Holding Corp.	171
10	OM Group, Inc. ●	278
5	Rockwood Holdings, Inc. ●	245
5	Schweitzer-Mauduit International, Inc.	345
17	Sealed Air Corp.	331
6	Sensient Technologies Corp.	231
10	Sonoco Products Co.	326
6	Valspar Corp.	304
4	W.R. Grace & Co. ●	208
		8,968
	Media - 1.1%
32	Belo Corp. Class A	232
24	Gannett Co., Inc.	364
30	Global Sources Ltd. ●	186
19	Interpublic Group of Cos., Inc.	213
51	Lin TV Corp. ●	207
8	Scholastic Corp.	272
8	Valassis Communications, Inc. ●	177
		1,651
	Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
4	Alexion Pharmaceuticals, Inc. ●	404
55	Cambrex Corp. ●	387
7	Cepheid, Inc. ●	301
7	Charles River Laboratories International, Inc. ●	270
5	Covance, Inc. ●	218
5	Cubist Pharmaceuticals, Inc. ●	203
10	Endo Pharmaceuticals Holdings, Inc. ●	398
6	Forest Laboratories, Inc. ●	218
7	Hospira, Inc. ●	243
5	Life Technologies Corp. ●	256
14	Momenta Pharmaceuticals, Inc. ●	213
13	Mylan, Inc. ●	300
10	Myriad Genetics, Inc. ●	241
25	Neurocrine Biosciences, Inc. ●	198
28	NPS Pharmaceuticals, Inc. ●	189
23	Nymox Pharmeceutical Corp. ●	181
6	Par Pharmaceutical Cos., Inc. ●	225
61	PDL Biopharma, Inc.	387
8	PerkinElmer, Inc.	213
19	Qiagen N.V. ●	291
11	ViroPharma, Inc. ●	316
14	Warner Chilcott plc ●	227
		5,879
	Real Estate - 6.3%
3	Alexandria Real Estate Equities, Inc.	212
5	American Campus Communities, Inc.	237
6	BRE Properties	283
7	Camden Property Trust	473
19	CBL & Associates Properties	365
31	CubeSmart	369
35	DCT Industrial Trust, Inc.	206
20	DDR Corp.	294
5	Digital Realty Trust, Inc.	399
19	Duke Realty, Inc.	265
4	EastGroup Properties, Inc.	216
24	Education Realty Trust, Inc.	256
2	Essex Property Trust, Inc.	358
9	Extra Space Storage, Inc.	250
4	Federal Realty Investment Trust	339
19	First Industrial Realty Trust, Inc. ●	240
10	Gladstone Commercial Corp.	171
7	Highwoods Properties, Inc.	233

3

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Real Estate - 6.3% - (continued)
4	Home Properties of New York, Inc.	$232
51	Investors Real Estate Trust	394
6	LTC Properties, Inc.	201
5	Macerich Co.	280
35	Mission West Properties, Inc.	341
9	National Retail Properties, Inc.	239
14	One Liberty Properties, Inc.	249
23	Penn Real Estate Investment Trust	347
7	Post Properties, Inc.	314
4	PS Business Parks, Inc.	262
7	Realty Income Corp.	270
4	Sovran Self Storage, Inc.	214
3	Taubman Centers, Inc.	233
14	UDR, Inc.	361
		9,103
	Retailing - 5.6%
12	Aaron's, Inc.	314
4	Bed Bath & Beyond, Inc. ●	263
8	Best Buy Co., Inc.	190
8	Body Central Corp. ●	243
65	Casual Male Retail Group, Inc. ●	220
18	Chico's FAS, Inc.	269
7	Dick's Sporting Goods, Inc.	341
12	Express, Inc. ●	295
16	Foot Locker, Inc.	484
10	Francescas Holding Corp. ●	319
12	GameStop Corp. Class A	266
6	Genuine Parts Co.	365
12	Groupon, Inc. ●	228
9	LKQ Corp. ●	290
4	O'Reilly Automotive, Inc. ●	356
9	PetSmart, Inc.	513
5	Ross Stores, Inc.	273
27	Saks, Inc. ●	309
11	Sally Beauty Co., Inc. ●	265
13	Staples, Inc.	210
11	Systemax, Inc. ●	191
4	Tractor Supply Co.	353
3	Ulta Salon, Cosmetics & Fragrances, Inc.	270
7	Vitamin Shoppe, Inc. ●	288
67	Wet Seal, Inc. Class A ●	232
7	Williams-Sonoma, Inc.	247
4	Winmark Corp.	225
6	Zumiez, Inc. ●	231
		8,050
	Semiconductors & Semiconductor Equipment - 3.5%
12	Ceva, Inc. ●	276
35	Exar Corp. ●	295
36	GT Advanced Technologies, Inc. ●	299
29	Kopin Corp. ●	120
22	Kulicke and Soffa Industries, Inc. ●	268
10	Linear Technology Corp.	320
65	LSI Corp. ●	568
9	Maxim Integrated Products, Inc.	246
44	Mindspeed Technologies, Inc. ●	282
7	MKS Instruments, Inc.	204
52	Photronics, Inc. ●	345
62	PLX Technology, Inc. ●	248
39	Rudolph Technologies, Inc. ●	435
59	Silicon Image, Inc. ●	348
24	STR Holdings, Inc. ●	119
20	Teradyne, Inc. ●	331
17	Tessera Technologies, Inc. ●	301
		5,005
	Software & Services - 9.2%
2	ACI Worldwide, Inc. ●	95
31	Actuate Corp. ●	192
7	Akamai Technologies, Inc. ●	250
3	Alliance Data Systems Corp. ●	415
6	Amdocs Ltd. ●	196
3	ANSYS, Inc. ●	221
15	Aspen Technology, Inc. ●	308
5	Autodesk, Inc. ●	220
10	BMC Software, Inc. ●	406
8	CA, Inc.	232
28	Cadence Design Systems, Inc. ●	329
3	Citrix Systems, Inc. ●	260
6	Commvault Systems, Inc. ●	281
3	Concur Technologies, Inc. ●	195
31	Deltek, Inc. ●	325
36	Demand Media, Inc. ●	260
12	Ebix, Inc.	284
13	Fortinet, Inc. ●	359
5	Gartner, Inc. Class A ●	195
11	Global Payments, Inc. ⌂†	503
5	Informatica Corp. ●	268
28	Intralinks Holdings, Inc. ●	146
8	j2 Global, Inc.	227
7	Jack Henry & Associates, Inc.	235
5	Liquidity Services, Inc. ●	224
12	LivePerson, Inc. ●	196
9	Logmein, Inc. ●	307
4	Manhattan Associates, Inc. ●	188
65	Marchex, Inc.	292
7	Micros Systems ●	369
15	North American Equity	181
10	Nuance Communications, Inc. ●	261
9	Paychex, Inc.	288
13	Quest Software, Inc. ●	303
6	Red Hat, Inc. ●	377
31	Rosetta Stone, Inc. ●	319
14	SciQuest, Inc. ●	210
53	SeaChange International, Inc. ●	409
8	Solarwinds, Inc. ●	318
8	Synopsys, Inc. ●	254
49	Telenav, Inc. ●	343
3	Teradata Corp. ●	211
12	Tibco Software, Inc. ●	372
5	Ultimate Software ●	330
55	United Online, Inc.	271
8	VeriSign, Inc.	322
11	Websense, Inc. ●	232
12	Western Union Co.	218
		13,197
	Technology Hardware & Equipment - 3.5%
4	Amphenol Corp. Class A	263
18	AVX Corp.	244
95	Brocade Communications Systems, Inc. ●	544
9	Comtech Telecommunications Corp.	291

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Technology Hardware & Equipment - 3.5% - (continued)
6	Diebold, Inc.		$223
63	Extreme Networks, Inc. ●		243
10	Ingram Micro, Inc. ●		187
10	Itron, Inc. ●		431
11	Jabil Circuit, Inc.		274
13	Molex, Inc.		378
20	QLogic Corp. ●		353
8	Riverbed Technology, Inc. ●		225
61	Tellabs, Inc.		249
88	Westell Technologies, Inc. Class A ●		205
6	Western Digital Corp. ●		261
34	Xerox Corp.		277
17	Zygo Corp. ●		337
			4,985
	Telecommunication Services - 1.3%
3	AboveNet, Inc. ●		260
18	Boingo Wireless, Inc. ●		218
85	Cincinnati Bell, Inc. ●		343
7	Crown Castle International Corp. ●		396
9	SBA Communications Corp. ●		440
92	Vonage Holdings Corp. ●		202
			1,859
	Transportation - 3.5%
5	C.H. Robinson Worldwide, Inc.		325
8	Con-way, Inc.		248
8	Expeditors International of Washington, Inc.		355
8	Forward Air Corp.		302
18	Heartland Express, Inc.		262
12	J.B. Hunt Transport Services, Inc.		634
5	Kansas City Southern ●		348
18	Knight Transportation, Inc.		316
9	Landstar System, Inc.		504
8	Park-Ohio Holdings Corp. ●		151
5	Ryder System, Inc.		243
15	United Continental Holdings, Inc. ●		314
20	UTI Worldwide, Inc.		352
8	Werner Enterprises, Inc.		197
26	Wesco Aircraft Holdings, Inc. ●		427
			4,978
	Utilities - 5.6%
28	AES (The) Corp. ●		363
9	AGL Resources, Inc.		335
8	Alliant Energy Corp.		333
12	American Water Works Co., Inc.		397
8	Atmos Energy Corp.		256
9	Avista Corp.		238
16	CenterPoint Energy, Inc.		321
18	CMS Energy Corp.		405
4	Consolidated Edison, Inc.		240
11	Great Plains Energy, Inc.		223
5	IDACORP, Inc.		210
5	Integrys Energy Group, Inc.		238
12	MDU Resources Group, Inc.		269
20	N.V. Energy, Inc.		326
12	Northeast Utilities		438
5	Nstar Co.		243
4	OGE Energy Corp.		214
16	Pepco Holdings, Inc.		308
7	Pinnacle West Capital Corp.		342
12	PNM Resources, Inc.		227
12	Portland General Electric Co.		290
13	PPL Corp.		378
9	SCANA Corp.		399
17	TECO Energy, Inc.		300
10	UGI Corp.		262
7	Vectren Corp.		192
9	Xcel Energy, Inc.		236
			7,983
	Total common stocks
	(cost $128,856)		$141,532

	Total long-term investments
	(cost $128,856)		$141,532

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.3%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $309, collateralized by U.S. Treasury Note 2.63%, 2014, value of $315)
$309	0.05%, 03/30/2012		$309
	RBC Capital Markets LLC TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $986, collateralized by U.S. Treasury Bond 2.13% - 3.88%, 2029 - 2041, U.S. Treasury Note 0.63% - 1.88%, 2015 - 2021, value of $1,006)
986	0.03%, 03/30/2012		986
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $230, collateralized by U.S. Treasury Note 0.75% - 2.38%, 2013 - 2015, value of $234)
230	0.06%, 03/30/2012		230
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $301, collateralized by U.S. Treasury Note 0.50%, 2014, value of $307)
301	0.05%, 03/30/2012		301
			1,826
U.S. Treasury Bills - 0.2%
350	0.06%, 05/03/2012 □○		350

	Total short-term investments
	(cost $2,176)		$2,176

	Total investments
	(cost $131,032) ▲	100.0%	$143,708
	Other assets and liabilities	–%	(24)
	Total net assets	100.0%	$143,684

5

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 0.8% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $131,861 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,936
Unrealized Depreciation	(4,089)
Net Unrealized Appreciation	$11,847

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $503, which represents 0.4% of total net assets.

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at March 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	9	Long	06/15/2012	$745	$731	$14
S&P Mid 400 Mini	12	Long	06/15/2012	1,191	1,174	17
						$31

*	The number of contracts does not omit 000's.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2011-02/2012	11	Global Payments, Inc.	533

At March 31, 2012, the aggregate value of these securities was $503, which represents 0.4% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$141,532	$141,029	$–	$503
Short-Term Investments	2,176	–	2,176	–
Total	$143,708	$141,029	$2,176	$503
Futures *	31	31	–	–
Total	$31	$31	$–	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2012
Assets:
Common Stocks	$—	$(1)	$(12	)†	$—	$266	$(25)	$275	$—	$503
Total	$—	$(1)	$(12)		$—	$266	$(25)	$275	$—	$503

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $(12).

7

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Automobiles & Components - 0.9%
22	American Axle & Manufacturing, Inc. ●	$259
31	Dana Holding Corp.	480
66	Exide Technologies ●	205
121	Tenneco Automotive, Inc. ●	4,488
		5,432
	Banks - 2.8%
283	Boston Private Financial Holdings, Inc.	2,802
92	Flushing Financial Corp.	1,235
132	Nationstar Mortgage Holdings, Inc. ●	1,899
189	Ocwen Financial Corp. ●	2,956
53	Signature Bank ●	3,339
197	Umpqua Holdings Corp.	2,668
22	Walker & Dunlop, Inc. ●	282
39	Wintrust Financial Corp.	1,402
		16,583
	Capital Goods - 11.9%
58	A.O. Smith Corp.	2,600
53	AAON, Inc.	1,069
57	Acuity Brands, Inc.	3,569
14	Aerovironment, Inc. ●	372
146	Altra Holdings, Inc. ●	2,795
8	American Science & Engineering, Inc.	503
65	Applied Industrial Technologies, Inc.	2,664
45	AZZ, Inc.	2,319
96	Belden, Inc.	3,643
42	Blount International, Inc. ●	703
63	Ceradyne, Inc.	2,063
90	Chart Industries, Inc. ●	6,618
21	Colfax Corp. ●	726
112	Commercial Vehicles Group, Inc. ●	1,372
11	Cubic Corp.	540
57	Esterline Technologies Corp. ●	4,088
81	Federal Signal Corp. ●	451
52	Franklin Electric Co., Inc.	2,532
70	Gencorp, Inc. ●	494
136	GrafTech International Ltd. ●	1,621
11	Heico Corp.	583
9	Kadant, Inc. ●	212
42	Lennox International, Inc.	1,674
29	Lindsay Corp.	1,926
175	Meritor, Inc. ●	1,410
85	Moog, Inc. Class A ●	3,664
6	National Presto Industries, Inc.	485
111	Nordson Corp.	6,026
49	Orbital Sciences Corp. ●	640
69	Polypore International, Inc. ●	2,410
33	Primoris Services Corp.	525
9	SauerDanfoss, Inc.	412
81	Sun Hydraulics Corp.	2,121
96	Taser International, Inc. ●	417
59	Teledyne Technologies, Inc. ●	3,706
143	Trimas Corp. ●	3,205
17	Woodward, Inc.	728
20	Xerium Technologies, Inc. ●	132
		71,018
	Commercial & Professional Services - 3.2%
13	Acacia Research Corp. ●	551
3	Consolidated Graphics, Inc. ●	149
15	Corporate Executive Board Co.	645
121	Deluxe Corp.	2,845
83	Exponent, Inc. ●	4,043
9	Heidrick & Struggles International, Inc.	205
27	Herman Miller, Inc.	622
22	Insperity, Inc.	685
11	Intersections, Inc.	138
145	On Assignment, Inc. ●	2,525
54	Portfolio Recovery Associate ●	3,890
16	Quad Graphics, Inc.	221
16	RPX Corp. ●	278
129	Sykes Enterprises, Inc. ●	2,038
13	TMS International Corp. ●	155
		18,990
	Consumer Durables & Apparel - 3.1%
58	Arctic Cat, Inc. ●	2,468
4	Blyth, Inc.	283
34	Brunswick Corp.	875
19	Cherokee, Inc.	221
62	G-III Appareal Group Ltd. ●	1,765
135	Liz Claiborne, Inc. ●	1,797
37	Polaris Industries, Inc.	2,691
68	Smith & Wesson Holding Corp. ●	528
64	Steven Madden Ltd. ●	2,734
11	Sturm Ruger & Co., Inc.	552
84	True Religion Apparel, Inc. ●	2,314
34	Warnaco Group, Inc. ●	1,990
		18,218
	Consumer Services - 2.4%
11	American Public Education, Inc. ●	403
9	Bridgepoint Education, Inc. ●	229
130	Brinker International, Inc.	3,582
9	Capella Education Co. ●	332
150	Cheesecake Factory, Inc. ●	4,394
6	Coinstar, Inc. ●	387
35	Denny's Corp. ●	142
2	DineEquity, Inc. ●	114
18	Domino's Pizza, Inc.	645
11	Krispy Kreme Doughnuts, Inc. ●	79
11	Lincoln Educational Services Corp.	90
4	Papa John's International, Inc. ●	132
84	Sotheby's Holdings	3,287
2	Strayer Education, Inc.	151
21	Town Sports International Holdings, Inc. ●	268
		14,235
	Diversified Financials - 1.1%
106	Compass Diversified Holdings	1,570
164	DFC Global Corp. ●	3,103
17	Ezcorp, Inc. ●	545
9	First Cash Financial Services, Inc. ●	396
11	Nelnet, Inc.	295
24	Netspend Holdings, Inc. ●	186
5	World Acceptance Corp. ●	313
		6,408
	Energy - 8.0%
56	Alon USA Energy, Inc.	505
40	ATP Oil & Gas Corp. ●	292
8	Basic Energy Services, Inc. ●	135

1

Hartford SmallCap Growth HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Energy - 8.0% - (continued)
90	Berry Petroleum Co.	$4,229
18	C&J Energy Services, Inc. ●	325
18	Cheniere Energy, Inc. ●	262
9	Cloud Peak Energy, Inc. ●	139
14	Contango ORE, Inc. ●	813
6	Crosstex Energy, Inc.	82
146	CVR Energy, Inc. ●	3,904
112	Energy XXI Bermuda Ltd. ●	4,044
15	Gulf Island Fabrication	426
113	Gulfmark Offshore, Inc. ●	5,176
69	Hornbeck Offshore Services, Inc. ●	2,902
606	ION Geophysical Corp. ●	3,911
19	Matrix Service Co. ●	268
70	Petroleum Development Corp. ●	2,602
197	Rentech, Inc. ●	410
208	Rex Energy Corp. ●	2,219
142	Rosetta Resources, Inc. ●	6,917
25	RPC, Inc.	265
123	Stone Energy Corp. ●	3,515
8	TETRA Technologies, Inc. ●	72
288	Vaalco Energy, Inc. ●	2,720
27	W&T Offshore, Inc.	565
79	Warren Resources, Inc. ●	257
30	Western Refining, Inc.	570
114	Willbros Group, Inc. ●	369
2	World Fuel Services Corp.	70
		47,964
	Food & Staples Retailing - 0.1%
18	Pantry, Inc. ●	231
291	Rite Aid Corp. ●	507
		738
	Food, Beverage & Tobacco - 1.4%
33	Boston Beer Co., Inc. Class A ●	3,551
270	Darling International, Inc. ●	4,702
13	Omega Protein Corp. ●	97
16	Vector Group Ltd.	280
		8,630
	Health Care Equipment & Services - 7.8%
141	AngioDynamics, Inc. ●	1,722
27	ArthroCare Corp. ●	728
4	Athenahealth, Inc. ●	260
8	Atrion Corp.	1,587
16	Centene Corp. ●	774
12	Chemed Corp.	733
9	Computer Programs and Systems, Inc.	486
55	Corvel Corp. ●	2,204
88	Cyberonics, Inc. ●	3,360
224	Dexcom, Inc. ●	2,341
23	Dynavox, Inc. ●	69
67	HealthSouth Corp. ●	1,372
26	Heartware International, Inc. ●	1,684
115	Masimo Corp. ●	2,683
384	Merge Healthcare, Inc. ●	2,244
63	Metropolitan Health Networks ●	593
23	Molina Healthcare, Inc. ●	788
149	Owens & Minor, Inc.	4,536
6	Providence Service Corp. ●	88
12	Quidel Corp. ●	219
133	RTI Biologics, Inc. ●	493
82	U.S. Physical Therapy, Inc.	1,897
81	Volcano Corp. ●	2,290
123	Wellcare Health Plans, Inc. ●	8,820
48	Zoll Medical Corp. ●	4,475
		46,446
	Household & Personal Products - 2.3%
132	Elizabeth Arden, Inc. ●	4,623
9	Medifast, Inc. ●	149
9	Natures Sunshine ●	139
134	Nu Skin Enterprises, Inc. Class A	7,753
20	Spectrum Brands Holdings, Inc. ●	689
8	Usana Health Sciences, Inc. ●	302
		13,655
	Insurance - 0.9%
102	Amerisafe, Inc. ●	2,528
24	AmTrust Financial Services, Inc.	636
69	Protective Life Corp.	2,038
		5,202
	Materials - 3.7%
21	A. Schulman, Inc.	567
24	Chemtura Corp. ●	412
6	Coeur d'Alene Mines Corp. ●	134
22	Flotek Industries, Inc. ●	269
23	Gold Resource Corp.	569
13	Innospec, Inc. ●	398
12	Koppers Holdings, Inc.	459
80	Kraton Performance Polymers ●	2,131
5	LSB Industries, Inc. ●	195
13	Minerals Technologies, Inc.	870
45	Myers Industries	668
5	Newmarket Corp.	901
19	Noranda Aluminium Holding Corp.	191
124	Olin Corp.	2,700
40	PolyOne Corp.	572
15	Rockwood Holdings, Inc. ●	775
185	Silgan Holdings, Inc.	8,194
44	TPC Group, Inc. ●	1,924
		21,929
	Media - 1.1%
159	Arbitron, Inc.	5,874
55	Dex One Corp. ●	78
10	Global Sources Ltd. ●	61
12	National Cinemedia, Inc.	184
31	Reachlocal, Inc. ●	223
35	Sinclair Broadcast Group, Inc. Class A	385
16	Supermedia, Inc. ●	38
		6,843
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
36	3SBio, Inc. ADR ●	528
286	Alkermes plc ●	5,297
85	Allos Therapeutics, Inc. ●	126
6	Alnylam Pharmaceuticals, Inc. ●	69
124	Ardea Biosciences, Inc. ●	2,690
38	Auxilium Pharmaceuticals, Inc. ●	707
155	Aveo Pharmaceuticals, Inc. ●	1,926
3	Biotime, Inc. ●	15
194	Bruker Corp. ●	2,976

2

Hartford SmallCap Growth HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2% - (continued)
283	Cadence Pharmaceuticals, Inc. ●	$1,048
63	Chelsea Therapeutics International Ltd. ●	162
33	Cleveland BioLabs, Inc. ●	81
115	Cubist Pharmaceuticals, Inc. ●	4,979
11	Cumberland Pharmaceuticals, Inc. ●	82
106	Enzon, Inc. ●	725
420	Exelixis, Inc. ●	2,178
7	Genomic Health, Inc. ●	205
6	GTX, Inc. ●	24
9	Hi-Technology Pharmacal Co., Inc. ●	340
21	Idenix Pharmaceutical, Inc. ●	207
241	Immunogen, Inc. ●	3,462
191	Incyte Corp. ●	3,682
226	Ironwood Pharmaceuticals, Inc. ●	3,014
14	Jazz Pharmaceuticals plc ●	666
21	Keryx Biopharmaceuticals, Inc. ●	104
8	Luminex Corp. ●	187
42	Map Pharmaceuticals, Inc. ●	600
52	Maxygen, Inc. ●	297
262	Medicines Co. ●	5,248
12	Medicis Pharmaceutical Corp. Class A	453
27	Momenta Pharmaceuticals, Inc. ●	419
148	Neurocrine Biosciences, Inc. ●	1,182
425	NPS Pharmaceuticals, Inc. ●	2,910
94	Onyx Pharmaceuticals, Inc. ●	3,535
160	Optimer Pharmaceuticals, Inc. ●	2,219
15	Par Pharmaceutical Cos., Inc. ●	565
96	PAREXEL International Corp. ●	2,593
93	PDL Biopharma, Inc.	594
20	Pharmacyclics, Inc. ●	547
34	Progenics Pharmaceuticals, Inc. ●	340
18	Questcor Pharmaceuticals ●	675
253	Rigel Pharmaceuticals, Inc. ●	2,035
106	Salix Pharmaceuticals Ltd. ●	5,576
261	Seattle Genetics, Inc. ●	5,325
16	Siga Technologies, Inc. ●	55
14	Spectrum Pharmaceuticals, Inc. ●	173
168	Trius Therapeutics, Inc. ●	897
23	ViroPharma, Inc. ●	702
		72,420
	Real Estate - 1.8%
54	CBL & Associates Properties	1,023
90	Colonial Properties Trust	1,956
89	Coresite Realty Corp.	2,108
43	Extra Space Storage, Inc.	1,244
21	Getty Realty Corp.	320
97	Glimcher Realty Trust	987
216	MFA Mortgage Investments, Inc.	1,614
63	Omega Healthcare Investors, Inc.	1,346
		10,598
	Retailing - 7.9%
11	Aeropostale, Inc. ●	240
16	ANN, Inc. ●	445
122	Ascena Retail Group, Inc. ●	5,402
16	Buckle (The), Inc.	746
12	Cato Corp.	344
72	Children's Place Retail Stores, Inc. ●	3,704
20	Conns, Inc. ●	310
78	Core-Mark Holding Co., Inc.	3,203
19	Cost Plus, Inc. ●	342
103	DSW, Inc.	5,652
9	Express, Inc. ●	235
20	Francescas Holding Corp. ●	616
122	GNC Holdings, Inc.	4,249
42	Group 1 Automotive, Inc.	2,366
4	Hibbett Sports, Inc. ●	229
9	HSN, Inc.	354
58	Mattress Firm Holding Corp. ●	2,201
35	Nutri/System, Inc.	393
29	Overstock.com, Inc. ●	151
30	PetMed Express, Inc.	370
41	Pier 1 Imports, Inc. ●	751
151	rue21, Inc. ●	4,444
22	Select Comfort Corp. ●	711
122	Shutterfly, Inc. ●	3,826
6	Systemax, Inc. ●	93
95	Teavana Holdings, Inc. ●	1,876
74	Vitamin Shoppe, Inc. ●	3,263
11	Zumiez, Inc. ●	386
		46,902
	Semiconductors & Semiconductor Equipment - 3.9%
25	Amtech Systems, Inc. ●	209
2	Cabot Microelectronics Corp.	70
12	Cirrus Logic, Inc. ●	295
84	Cymer, Inc. ●	4,177
84	Entegris, Inc. ●	786
12	Entropic Communications, Inc. ●	69
388	GT Advanced Technologies, Inc. ●	3,210
281	Integrated Device Technology, Inc. ●	2,010
12	IXYS Corp. ●	160
36	Kulicke and Soffa Industries, Inc. ●	451
58	LTX-Credence Corp. ●	413
462	Mindspeed Technologies, Inc. ●	2,940
167	Nanometrics, Inc. ●	3,093
2	NVE Corp. ●	101
155	ON Semiconductor Corp. ●	1,400
36	Rambus, Inc. ●	233
130	Ultratech Stepper, Inc. ●	3,757
		23,374
	Software & Services - 15.5%
125	Ancestry.com, Inc. ●	2,836
30	Bazaarvoice, Inc. ●‡	603
12	CACI International, Inc. Class A ●	748
4	Cass Information Systems, Inc.	141
59	Commvault Systems, Inc. ●	2,936
175	Constant Contact, Inc. ●	5,208
43	CSG Systems International, Inc. ●	653
156	Dice Holdings, Inc. ●	1,459
8	Digimarc Corp. ●	221
23	Digital River, Inc. ●	421
19	Ebix, Inc.	440
4	ExactTarget, Inc. ●	94
24	Fair Isaac, Inc.	1,071
63	Fortinet, Inc. ●	1,729
208	Higher One Holdings, Inc. ●	3,111

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Software & Services - 15.5% - (continued)
62	Infospace, Inc. ●	$798
39	Intralinks Holdings, Inc. ●	205
126	j2 Global, Inc.	3,600
108	JDA Software Group, Inc. ●	2,975
93	Keynote Systems, Inc.	1,833
316	LivePerson, Inc. ●	5,294
24	Manhattan Associates, Inc. ●	1,117
16	Mercadolibre, Inc.	1,539
24	MicroStrategy, Inc. ●	3,336
5	Millennial Media, Inc. ●☼	106
151	Motricity, Inc. ●	166
13	Opentable, Inc. ●	514
81	Opnet Technologies, Inc.	2,342
149	Parametric Technology Corp. ●	4,172
27	Progress Software Corp. ●	647
20	Pros Holdings, Inc. ●	370
121	QLIK Technologies, Inc. ●	3,884
189	Quest Software, Inc. ●	4,408
38	Quinstreet, Inc. ●	398
427	Sapient Corp.	5,313
35	SeaChange International, Inc. ●	272
156	Solarwinds, Inc. ●	6,022
54	Solera Holdings, Inc.	2,488
54	Sourcefire, Inc. ●	2,595
25	Telenav, Inc. ●	175
95	Tibco Software, Inc. ●	2,903
62	TiVo, Inc. ●	739
24	TNS, Inc. ●	521
10	Travelzoo, Inc. ●	232
14	Unisys Corp. ●	268
73	VeriFone Systems, Inc. ●	3,793
107	Wright Express Corp. ●	6,951
80	XO Group, Inc. ●	755
		92,402
	Technology Hardware & Equipment - 4.4%
137	Aruba Networks, Inc. ●	3,044
90	Coherent, Inc. ●	5,259
27	Comtech Telecommunications Corp.	884
58	Cray, Inc. ●	424
32	Elector Scientific Industries	480
5	Electronics for Imaging, Inc. ●	90
165	Extreme Networks, Inc. ●	631
5	FEI Co. ●	226
59	Interdigital, Inc.	2,056
160	Oplink Communications, Inc. ●	2,740
116	Plantronics, Inc.	4,656
15	Plexus Corp. ●	511
67	Polycom, Inc. ●	1,285
16	Riverbed Technology, Inc. ●	445
36	STEC, Inc. ●	344
20	Ubiquiti Networks, Inc. ●	639
63	Universal Display Corp. ●	2,292
13	Zygo Corp. ●	252
		26,258
	Telecommunication Services - 0.6%
28	AboveNet, Inc. ●	2,282
63	Alaska Communications Systems Group, Inc.	194
19	Cincinnati Bell, Inc. ●	75
3	Cogent Communication Group, Inc. ●	57
26	IDT Corp. Class B	239
26	Leap Wireless International, Inc. ●	230
9	Lumos Networks Corp.	96
103	Vonage Holdings Corp. ●	226
		3,399
	Transportation - 2.1%
18	Allegiant Travel Co. ●	970
344	Avis Budget Group, Inc. ●	4,862
50	Heartland Express, Inc.	722
55	Marten Transport Ltd.	1,212
9	Park-Ohio Holdings Corp. ●	170
173	Werner Enterprises, Inc.	4,307
		12,243
	Utilities - 0.4%
70	UniSource Energy Corp.	2,575

	Total common stocks
	(cost $478,279)	$592,462

	Total long-term investments
	(cost $478,279)	$592,462

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $1,184, collateralized by FHLB 4.91%, 2015, FHLMC 3.00% - 7.00%, 2025 - 2042, FNMA 1.38% - 6.50%, 2020 - 2044, GNMA 4.00% - 4.50%, 2039, value of $1,208)
$1,184	0.12%, 03/30/2012	$1,184
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $94, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $96)
94	0.15%, 03/30/2012	94
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $243, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $248)
243	0.10%, 03/30/2012	243
	TD Securities Joint TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $510, collateralized by FFCB 0.85% - 5.38%, 2012 - 2023, FHLB 0.06% - 5.50%, 2012 - 2014, FHLMC 0.09% - 6.00%, 2012 - 2036, FNMA 4.00% - 4.50%, 2025 - 2042, value of $521)
510	0.10%, 03/30/2012	510

4

Hartford SmallCap Growth HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.4% - (continued)
Repurchase Agreements - 0.4% - (continued)
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $4, collateralized by U.S. Treasury Note 4.00%, 2015, value of $4)
$4	0.05%, 03/30/2012		$4
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $605, collateralized by FHLMC 3.00% - 7.00%, 2020 - 2042, FNMA 3.50% - 6.50%, 2018 - 2051, value of $617)
605	0.15%, 03/30/2012		605
			2,640
	Total short-term investments
	(cost $2,640)		$2,640

	Total investments
	(cost $480,919) ▲	99.9%	$595,102
	Other assets and liabilities	0.1%	840
	Total net assets	100.0%	$595,942

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 1.4% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $483,313 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$132,124
Unrealized Depreciation	(20,335)
Net Unrealized Appreciation	$111,789

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $59 at March 31, 2012.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$592,462	$592,462	$–	$–
Short-Term Investments	2,640	–	2,640	–
Total	$595,102	$592,462	$2,640	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.0%
	Finance and Insurance - 2.0%
	Credit Acceptance Automotive Loan Trust
$1,336	2.20%, 09/16/2019 ■	$1,336
	Master Asset Backed Securities Trust
890	2.94%, 05/25/2033 Δ	785
	Morgan Stanley ABS Capital I
1,960	1.74%, 11/25/2032 Δ	1,411
	Structured Asset Securities Corp.
2,514	1.74%, 02/25/2033 Δ	2,217
	Thornburg Mortgage Securities Trust
10,739	2.41%, 04/25/2045 Δ	10,680
	Wells Fargo Mortgage Backed Securities Trust
5,002	2.56%, 09/25/2033 Δ	4,927
		21,356

	Total asset & commercial mortgage backed securities
	(cost $21,802)	$21,356

U.S. GOVERNMENT AGENCIES - 55.3%
	Federal Home Loan Mortgage Corporation - 9.7%
$6,000	3.50%, 11/15/2025	$6,294
481	4.50%, 12/01/2018	516
16,237	5.50%, 05/15/2033 Ф	19,027
63,221	5.50%, 09/15/2016 - 04/15/2039 ☼	68,419
1,196	6.00%, 10/01/2021 - 09/01/2034	1,329
6,208	6.50%, 09/01/2014 - 09/01/2032	7,088
944	7.00%, 10/01/2026 - 11/01/2032	1,098
17	7.50%, 05/01/2024 - 06/01/2025	20
44	8.00%, 08/01/2024 - 10/01/2024	48
2	8.50%, 10/01/2024	1
24	10.00%, 11/01/2020	25
		103,865
	Federal National Mortgage Association - 19.7%
46,866	4.00%, 02/01/2041	49,733
99,298	5.00%, 08/01/2018 - 05/01/2038	107,445
9,404	5.50%, 08/01/2015 - 04/01/2036	10,275
26,460	6.00%, 09/01/2013 - 02/01/2037	29,494
1,406	6.50%, 06/25/2029 Ф	1,605
8,237	6.50%, 05/01/2013 - 09/01/2032	9,399
1,117	7.00%, 11/01/2013 - 02/01/2032	1,266
34	7.50%, 06/01/2023	40
157	8.00%, 10/01/2029 - 02/01/2031	186
3	8.50%, 04/01/2017	4
60	9.00%, 08/01/2020 - 09/01/2021	61
4	9.75%, 07/01/2020	4
		209,512
	Government National Mortgage Association - 25.9%
189,011	4.00%, 03/15/2040 - 03/15/2042	203,243
53,254	4.50%, 10/20/2040	58,029
3,773	5.00%, 01/20/2034	4,184
2,402	6.00%, 01/15/2033 - 02/15/2033	2,731
3,920	6.50%, 12/15/2028 - 01/15/2032	4,568
1,473	7.00%, 06/20/2030 - 10/15/2032	1,740
474	7.50%, 04/15/2022 - 04/20/2030	543
74	8.50%, 09/15/2019 - 03/15/2030	81
		275,119
	Total U.S. government agencies
	(cost $570,843)	$588,496

U.S. GOVERNMENT SECURITIES - 39.3%
Other Direct Federal Obligations - 17.1%
	Federal Farm Credit Bank - 4.7%
$50,000	0.17%, 01/17/2013	$49,982

	Federal Home Loan Bank - 12.4%
16,335	1.75%, 12/14/2018	16,288
20,665	4.13%, 03/13/2020	23,696
26,000	5.25%, 12/09/2022	32,356
50,000	5.38%, 05/18/2016	59,093
		131,433
		181,415
U.S. Treasury Securities - 22.2%
	U.S. Treasury Notes - 22.2%
93,600	0.38%, 07/31/2013 ‡	93,721
62,267	0.88%, 12/31/2016	61,941
9,000	1.00%, 10/31/2016	9,022
2,980	2.13%, 08/15/2021	2,978
63,600	2.63%, 01/31/2018	68,390
		236,052
	Total U.S. government securities
	(cost $414,555)	$417,467

	Total long-term investments
	(cost $1,007,200)	$1,027,319

SHORT-TERM INVESTMENTS - 7.2%
Repurchase Agreements - 7.2%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $34,525, collateralized by FHLB 4.91%, 2015, FHLMC 3.00% - 7.00%, 2025 - 2042, FNMA 1.38% - 6.50%, 2020 - 2044, GNMA 4.00% - 4.50%, 2039, value of $35,216)
$34,525	0.12%, 03/30/2012	$34,525
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $2,745, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $2,800)
2,745	0.15%, 03/30/2012	2,745
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $7,078, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $7,220)
7,078	0.10%, 03/30/2012	7,078

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 7.2% - (continued)
Repurchase Agreements - 7.2% - (continued)
	TD Securities Joint TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $14,879, collateralized by FFCB 0.85% - 5.38%, 2012 - 2023, FHLB 0.06% - 5.50%, 2012 - 2014, FHLMC 0.09% - 6.00%, 2012 - 2036, FNMA 4.00% - 4.50%, 2025 - 2042, value of $15,177)
$14,879	0.10%, 03/30/2012		$14,879
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $121, collateralized by U.S. Treasury Note 4.00%, 2015, value of $123)
121	0.05%, 03/30/2012		121
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $17,624, collateralized by FHLMC 3.00% - 7.00%, 2020 - 2042, FNMA 3.50% - 6.50%, 2018 - 2051, value of $17,976)
17,624	0.15%, 03/30/2012		17,624
			76,972
	Total short-term investments
	(cost $76,972)		$76,972

	Total investments
	(cost $1,084,172) ▲	103.8%	$1,104,291
	Other assets and liabilities	(3.8)%	(40,732)
	Total net assets	100.0%	$1,063,559

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $1,084,227 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,121
Unrealized Depreciation	(3,057)
Net Unrealized Appreciation	$20,064

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $1,336, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $46,916 at March 31, 2012.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

Futures Contracts Outstanding at March 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	1,145	Long	06/29/2012	$140,307	$141,311	$(1,004)
10 Year U.S. Treasury Note	63	Short	06/20/2012	8,157	8,084	(73)
						$(1,077)

*	The number of contracts does not omit 000's.

Cash of $696 was pledged as initial margin deposit and collateral for open futures contracts at March 31, 2012.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$21,356	$—	$15,607	$5,749
U.S. Government Agencies	588,496	—	588,496	—
U.S. Government Securities	417,467	—	417,467	—
Short-Term Investments	76,972	—	76,972	—
Total	$1,104,291	$—	$1,098,542	$5,749
Liabilities:
Futures *	1,077	1,077	—	—
Total	$1,077	$1,077	$—	$—

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$13,988	$(14,032)	$19,519	*	$3	$1,336	$(15,065)	$—	$—	$5,749
Total	$13,988	$(14,032)	$19,519		$3	$1,336	$(15,065)	$—	$—	$5,749

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $76.

Distribution by Credit Quality

as of March 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.1
Aa / AA	1.3
Baa / BBB	0.5
Caa / CCC or Lower	0.1
U.S. Government Agencies and Securities	94.6
Non Debt Securities and Other Short-Term Instruments	7.2
Other Assets & Liabilities	(3.8)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 16, 2012	By: /s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 16, 2012	By: /s/ James E. Davey
James E. Davey
Its: President

Date: May 16, 2012	By: /s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

 EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer